Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
	US$	US$
Office equipment	$170,654	$149,389
Furniture and fixtures	20,346	19,758
Subtotal	191,000	169,147
Less: accumulated depreciation	(175,470)	(146,281)
Total property and equipment, net	$15,530	$22,866